LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES
LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES
The liability for unpaid claims and claim expenses as of December 31, 2017 is as follows, the liability for unpaid claims and claim expenses as of December 31, 2016 was not material. The liability for unpaid claims and claim expenses is recorded in Future policy benefits and other policyholders’ liabilities in MLOA's balance sheet:

2017
(in millions)
Group Employee Benefits	$9.9

The following table shows a rollforward of the liability for unpaid claims and claim expenses:

2017
(in millions)
Gross Balance at January 1, 2017	$1.1
Less Reinsurance	0.1
Net Balance at January 1, 2017	$1.0

Incurred Claims (net) Related to:
Current Year	$18.5
Prior Year	(0.7)
Total Incurred	$17.8

Paid Claims (net) Related to:
Current Year	$12.1
Prior Year	0.2
Total Paid	$12.3

Net Balance at December 31, 2017	$6.5
Add Reinsurance	3.4
Gross Balance at December 31, 2017	$9.9

Reinsurance in the table above reflects amounts due from reinsurer for the long-term and short-term disability unpaid claims and claim expenses liabilities.
Long-Term Disability Development Tables
The table below presents information about incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liabilities (“IBNR”) for MLOA’s long-term disability business.
Cumulative Paid Claims, Net of Reinsurance

2017
Incurral Year	(in millions)
2017	$0.1
Cumulative long-term disability paid claims	$0.1
Incurred Claims (undiscounted runout, net of reinsurance)

	2017	IBNR	Claim Frequency
Incurral Year	(in millions)
2017	$2.1	$0.7	56
Cumulative long-term disability incurred claims	$2.1	$0.7

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits.
The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.
MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on projected investment returns for the asset portfolios. The discount rate is 3.6%.
The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in MLOA’s balance sheet as of December 31, 2017.

2017
(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted Incurred Claims, net of reinsurance	$2.1
Subtract Cumulative Paid Claims, net of reinsurance	(0.1)
Subtract Impact of Discounting, net of reinsurance	(0.3)
Liabilities for unpaid claim and claim expense, net of reinsurance	$1.7

Unpaid Claims and Claim Expenses, net of reinsurance
Liabilities for unpaid claim and claim expense, net of reinsurance	$1.7
Other short-duration contracts, net of reinsurance	4.8
Total liabilities for unpaid claim and claim expense, net of reinsurance	$6.5

Reinsurance Recoverable on unpaid claims
Long-term disability	$2.1
Other short-duration contracts	1.3
Total Reinsurance Recoverable	$3.4

Total liability for unpaid claim and claim expense	$9.9

The other short duration contracts include group life, short-term disability, dental, and vision. Liabilities for these products are typically complete within one year. Claim development on these liabilities are largely driven by completion factors and loss ratio assumptions.